SHARE-BASED COMPENSATION - (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2010	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
SHARE-BASED COMPENSATION
Shares authorized (as percent of total issued and outstanding)	5.00%	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%	1.00%
Share-based compensation expenses			$ 64,939	$ 88,898	$ 108,571
Share options, exercised intrinsic value			601	4,021	242
Share options, vested fair value			2,026	2,227	2,490
Employee Stock Option
SHARE-BASED COMPENSATION
Share-based compensation expenses			2,261	2,518	3,497
Unrecognized compensation expense			$ 6,814
Unrecognized compensation expense recognition period (in years)			3 years 10 months 24 days
Share options granted (in shares)			164,667
Share options high limit (per share)			$ 0.03
Non-vested shares - service condition
SHARE-BASED COMPENSATION
Granted (in shares)			757,143
Share-based compensation expenses			$ 57,164	76,047	93,466
Unrecognized compensation expense recognition period (in years)			3 years 3 months 18 days
Non-vested shares fair value			$ 64,333	85,813	114,050
Non vested unrecognized compensation expense			$ 96,035
Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Granted (in shares)			4,778
Share-based compensation expenses			$ 5,514	10,333	11,608
Unrecognized compensation expense recognition period (in years)			3 years
Non-vested shares fair value			$ 9,570	$ 12,471	$ 20,157
Non vested unrecognized compensation expense			$ 5,570
Minimum | Employee Stock Option
SHARE-BASED COMPENSATION
Vesting (in years)			5 years
Share options expiration (in years)			8 years
Minimum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)			0 years
Maximum | Employee Stock Option
SHARE-BASED COMPENSATION
Vesting (in years)			7 years
Share options expiration (in years)			12 years
Maximum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)			6 years